Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share
Note 2:	Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per common share.

	Year Ended December 31,
	2011	2010

Net income	$1,900	$1,696

Weighted-average shares - Basic EPS	4,075,562	4,259,064
Weighted-average restricted shares -
2007 Deferred Compensation Plan	-	6,909
2008 Equity Incentive Plan	178,320	-
Weighted-average shares -
ESOP committed to be released - diluted EPS	98,899	29,120
Weighted-average shares - Diluted EPS	4,352,781	4,295,093
Basic earnings per common share	$0.47	$0.40
Diluted earnings per common share	$0.44	$0.39